Principal Variable Contracts Funds, Inc.
Supplement dated March 18, 2024
to the Prospectus dated May 1, 2023
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.
On March 13, 2024 the Board of Directors of Principal Variable Contracts Funds, Inc. (the “Registrant”) approved name changes for the following Funds: Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Managed Volatility Account, and Diversified Growth Volatility Control Account effective May 1, 2024. As such, on or about May 1, 2024, the Funds listed under Current Account Name in the table below will change their name to the name listed under New Account Name. On or about that date, delete all references in this Prospectus to the Current Account Name and replace with the New Account Name.

Current Account Name	New Account Name
Diversified Balanced Managed Volatility	Diversified Balanced Strategic Allocation
Diversified Balanced Volatility Control	Diversified Balanced Adaptive Allocation
Diversified Growth Managed Volatility	Diversified Growth Strategic Allocation
Diversified Growth Volatility Control	Diversified Growth Adaptive Allocation
Additionally, on or about May 1, 2024, make the changes set forth below:

SUMMARY FOR DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
On March 13, 2024, the Fund’s Board of Directors approved a change to the name of the Diversified Balanced Managed Volatility Account. On or about May 1, 2024, the Diversified Balanced Managed Volatility Account will change its name to the Diversified Balanced Strategic Allocation Account. On that date, delete all references in this Prospectus to the Diversified Balanced Managed Volatility Account, and replace with Diversified Balanced Strategic Allocation Account.

SUMMARY FOR DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
On March 13, 2024, the Fund’s Board of Directors approved a change to the name of the Diversified Balanced Volatility Control Account. On or about May 1, 2024, the Diversified Balanced Volatility Control Account will change its name to the Diversified Balanced Adaptive Allocation Account. On that date, delete all references in this prospectus to the Diversified Balanced Volatility Control Account, and replace with Diversified Balanced Adaptive Allocation Account.

SUMMARY FOR DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
On March 13, 2024, the Fund’s Board of Directors approved a change to the name of the Diversified Growth Managed Volatility Account. On or about May 1, 2024, the Diversified Growth Managed Volatility Account will change its name to the Diversified Growth Strategic Allocation Account. On that date, delete all references in this prospectus to the Diversified Growth Managed Volatility Account, and replace with Diversified Growth Strategic Allocation Account.

SUMMARY FOR DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
On March 13, 2024, the Fund’s Board of Directors approved a change to the name of the Diversified Growth Volatility Control Account. On or about May 1, 2024, the Diversified Growth Volatility Control Account will change its name to the Diversified Growth Adaptive Allocation Account. On that date, delete all references in this prospectus to the Diversified Growth Volatility Control Account, and replace with Diversified Growth Adaptive Allocation Account.

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